Income Taxes - Summary of Principal Components of Deferred Tax Assets and Liabilities (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Non-current deferred tax assets
Allowance for loan principal and financing service fee receivables	$ 64,783,487	¥ 451,009,681	¥ 307,612,727
Allowance for finance lease receivable	2,235,289	15,561,634	8,002,568
Allowance for other current assets	1,209,061	8,417,241	3,124,847
Guarantee liabilities	30,312,531	211,029,776	30,238,834
Risk assurance liabilities	27,026,661	188,154,210
Share-based compensation	3,976,937	27,686,642	13,849,997
Investment loss under equity method	1,444,330	10,055,140	9,200,184
Deferred revenue			5,091,787
Net operating loss carry forwards	9,977,653	69,462,422	96,242,160
Less: valuation allowance	(55,371,009)	(385,481,892)	(229,950,290)
Total non-current deferred tax assets net of valuation allowance	85,594,940	595,894,854	243,412,814
Net non-current deferred tax assets	41,696,807	290,284,829	¥ 243,412,814
Non-current deferred tax liabilities
Contract assets	(59,142,076)	(411,735,303)
Unacollected revenue	(10,465,610)	(72,859,486)
Total non-current deferred tax liabilities	(69,607,686)	(484,594,789)
Net non-current deferred tax liabilities	$ 25,709,553	¥ 178,984,764